Note 11 - Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share Policy, Basic
NOTE 11—EARNINGS PER SHARE

The Company follows current guidance for share-based payments which are considered as participating securities. Upon adoption, all share-based payment awards that contained non-forfeitable rights to dividends, whether paid or unpaid, were designated as participating securities and included in the computation of earnings per share (“EPS”). The prior period EPS data presented has been adjusted retrospectively.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Year Ended December 31,
	2011	2010	2009
Net income (loss), attributable to common shareholders
	$5,662	$(39,716)	$445
Weighted average shares outstanding:
Basic	36,666	27,517	8,188
Diluted	-	-	20,600
Total	36,666	27,517	28,788

Basic income (loss) per share	$0.15	$(1.44)	$0.05

Diluted income (loss) per share	$0.15	$(1.44)	$0.02

For the years ended December 31, 2011, 2010 and 2009, 2,386,700, 2,884,100, and 2,642,200 out-of-the-money stock options have been excluded from diluted earnings per share because they are considered anti-dilutive, respectively.

For the years ended December 31, 2011, 2010 and 2009, zero, 390,000 and zero stock warrants have been excluded from diluted earnings per share because they are considered anti-dilutive, respectively.